Operating Lease Liabilities (Details) - Schedule of maturities of lease liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of maturities of lease liabilities [Abstract]
2022	$ 576
2023	384
2024
2025
Total	960
Less: Amount representing interest	39
Present value of future minimum lease payments	921
Less: Current obligations	544
Long-term obligations	$ 377